Annual Operating Expenses {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 - Fidelity Managed Retirement 2010 Fund - Fidelity Advisor Managed Retirement 2010 Fund: Class Z6
Jul. 13, 2021
Operating Expenses:
Management fee	0.26%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.26%